Goodwill and Intangible Assets, Net - Intangible Assets by Major Class (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	$ 2,783		$ 3,042
Finite Lived and Indefinite Lived Intangible Assets, Gross Carrying Amount	3,965		3,912
Accumulated Amortization	1,182		870
Finite and Indefinite Lived Intangible Assets, Net Amount	2,783		3,042
Indefinite-Lived Intangible Assets (Excluding Goodwill)	10		5
Amortization of Acquired Intangible Assets	328		401		316
Indefinite lived intangible amortization, accelerated write-off			52
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	333
2014	333
2015	328
2017	328
2016	328
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Useful Life	12 years 0 months 0 days
Gross Carrying Amount	3,562		3,522
Accumulated Amortization	1,052		751
Net Amount	2,510		2,771
Distribution network [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Useful Life	25 years 0 months 0 days
Gross Carrying Amount	123		123
Accumulated Amortization	64		59
Net Amount	59		64
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Useful Life	20 years 0 months 0 days	[1]
Finite Lived and Indefinite Lived Intangible Assets, Gross Carrying Amount	257	[1]	238	[1]
Accumulated Amortization	59	[1]	47	[1]
Finite and Indefinite Lived Intangible Assets, Net Amount	198	[1]	191	[1]
Technology, patents and non-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Useful Life	4 years 0 months 0 days	[1]
Finite Lived and Indefinite Lived Intangible Assets, Gross Carrying Amount	23	[1]	29	[1]
Accumulated Amortization	7	[1]	13	[1]
Finite and Indefinite Lived Intangible Assets, Net Amount	16	[1]	16	[1]
Services Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	2,400
Document Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	$ 400

[1]	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.